Pinnacle Capital Management Balanced Fund
Investment Objective
The Pinnacle Capital Management Balanced Fund seeks long-term capital appreciation, current income, and preservation of capital.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Pinnacle Capital Management Balanced Fund Class C
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Pinnacle Capital Management Balanced Fund Class C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.24%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		2.01%
[1]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, and money market funds, that have their own expenses. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pinnacle Capital Management Balanced Fund Class C	304	630	1,083	2,338

You would pay the following fees and expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Pinnacle Capital Management Balanced Fund Class C	204	630	1,083	2,338

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal period January 21, 2011 (the Fund’s inception date) to October 31, 2011, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal market conditions, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities and cash equivalents.  Although this targeted 60%/40% ratio may vary at any given time, the Fund will always invest at least 25% of its assets in fixed-income and 25% of its assets in equity securities.  These target and minimum percentage levels are intended to manage portfolio volatility and help the Fund achieve its objective of preserving capital.

When deciding upon overall allocations between stocks and fixed income securities, Pinnacle Capital Management, LLC (the “Adviser”) may invest more heavily in fixed income securities if the Adviser believes that the economy is expected to slow sufficiently to hurt corporate profit growth.The objective of such a shift in asset allocation is to reduce exposure to equity markets when it is believed that valuations, and hence equity prices, may be negatively impacted by reduced economic growth. While such shifts may reduce potential gains, they are intended to help the Fund achieve its objective of preserving capital.  The Adviser also believes that preserving capital when equity prices are generally decreasing will aid in the achievement of the Fund’s objective to seek long-term capital appreciation.  Conversely, when the Adviser believes strong economic growth is expected, the Adviser may invest more heavily in stocks.While shifts into equities may help the Fund achieve its objective of long-term capital appreciation, any investment decision to increase the equity allocation above the 60% target rate will only be made when the Adviser believes that downside risk in the equity markets is sufficiently low so that the allocation shift will not interfere with the objective of preserving capital.

With respect to its equity investments, the Fund may invest in equity securities of U.S. and foreign companies of any size without regard to market capitalization.  The Fund’s equity securities investments may include common stocks, depository receipts, exchange-traded funds primarily invested in equity securities, mutual funds that primarily invest in equity securities, convertible preferred securities, preferred stocks and exchange listed master limited partnerships.  The Adviser’s equity security selection process is based upon a model that applies three core strategies to the universe of stocks in order to identify a smaller number of potential buy candidates. These strategies are intended to identify individual securities that will minimize individual downside risk – thereby preserving capital – and enhancing upside potential – thereby achieving long-term capital appreciation.  The Fund will typically hold 25-30 core positions in the equity portion of its portfolio. It is believed that such diversification, while potentially limiting upside opportunities, will reduce individual security risk and help the Fund achieve its objective of capital preservation. The Fund may not invest more than 20% of its assets in exchange listed master limited partnerships.  Such partnerships typically are engaged in the business of extraction or transportation of natural resources. The Fund may invest up to 5% of its assets in shares of ETFs whose portfolios primarily consist of interests in physical commodities such as gold, silver, and other precious metals or industrial metals or commodities that allow the Fund to gain exposure to sectors such as agriculture or energy.

In making the Fund’s fixed income securities investments, the Fund may invest in  corporate bonds, debentures and notes, U.S. Government securities, municipal securities, foreign sovereign issued securities, mortgage-backed (including interest only, principal only mortgages and pools the underlying assets of which include,sub-prime”, negative amortization, no-document or non-performing mortgages, single-family, manufactured housing or commercial properties) and asset-backed securities, commercial paper, loans (including first lien, second, lien, senior and mortgage) , convertible debt securities, convertible preferred securities, bank debt, exchange traded funds primarily invested in fixed income securities, and mutual funds primarily invested in fixed income securities.  While the majority of the Fund’s fixed income investments will be investment grade (i.e., BBB/Baa or better or of equivalent quality as determined by the Adviser), the Fund may invest up to 10% of its assets in below investment grade fixed income  securities (known as “high-yield securities” or “junk bonds”).  This limitation on investing in “high-yield securities” or “junk bonds” is intended to reduce individual security risk associated with such issues and help the Fund achieve its objective of capital preservation.  The Adviser’s fixed income security selection process is based upon, among other things, maturity, duration, yield, credit quality, current economic environment and trading environment.  The Adviser expects to maintain maturities that in total average between 7 and 13 years and durations that in total average between 3 and 8 years.  By limiting duration of the fixed income portion of the Fund, volatility associated with swings in interest rates will likely be reduced as compared to portfolios with longer durations.

With respect to foreign securities, the Fund may not invest more than 25% of its assets in such securities, including foreign sovereign debt and ADRs.  Of this 25%, the Fund may not invest more than 15% of its assets in the securities of emerging market issuers.  It is believed that investments in foreign securities may increase opportunities for capital appreciation.  While larger investments may in foreign and emerging market issuers may help the Fund achieve its objective of long–term appreciation, such a limitation may help limit risks associated with foreign investments and help the fund achieve its objective of capital appreciation.

With respect to the equity portion of the Fund’s portfolio, the Adviser may sell a security when it believes the securityno longer fits within the Fund’s portfolio, when the Adviser’s financial forecast for the security deteriorates, when the security’s market price rises substantially above the Adviser’s estimated fair intrinsic value, or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the stock.  With respect to the fixed portion of the Fund’s portfolio, the Adviser generally purchases fixed income securities with the intent of holding those securities to maturity.  Prior to maturity, however, the Adviser may sell a fixed income security if it believes the issuer of the fixed income security will no longer be able to pay interest and / or principal as scheduled or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the security.  With the exception of selling based upon the uncovering of a more attractive investment opportunity, all sell decisions are intended to reduce downside risk and preserve the Fund’s capital.  Selling to take advantage of a more attractive investment opportunity may be intended to achieve long-term capital appreciation and / or preserve the Fund’s capital.

The Principal Risks of Investing in the Fund

Risks in General.Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Asset Allocation Risk.  The Fund’s percentage allocations to equity securities and debt securities could cause the Fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Risks of Investing in Common Stocks.Overall stock market risks may affect the value of the Fund. Factorssuch as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risks.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Securities Risks.Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds. The Adviser may, to a certain extent, rely on credit rating agencies’ assessments of the fixed income securities in which the Fund may invest, and to the extent the Adviser relies too heavily on those assessments without making an independent investigation of the quality of the particular securities, such security may be subject to more of the risks described in this paragraph - this risk arises as a result of conflicts of interest associated with credit rating agencies, which are paid by the issuers whose securities they rate.  Accordingly, a rating from a credit rating agency is not always an accurate predictor of risk and an investor could lose money in a security that is rated as investment grade by a credit rating agency.  Moreover, the risk associated with relying too heavily on credit rating agencies is heightened to the extent there is a lag between events that cause a downgrade of a particular security and the actual downgrading by the credit rating agency.

Sovereign Debt Securities Risks.Sovereign debt securities in which the Fund may invest may be rated below investment grade if they are subject to ratings.  These securities usually offer higher yields than higher-rated securities but also are subject to greater risk than higher-rated securities.

Government-Sponsored Enterprise Risk.The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac.  These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations and debt issued by these agencies are neither guaranteed nor insured by the U.S. government.

Investment Company Securities / EFT Risk.  The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs.  ETFs are also subject to the risks that they may trade above or below their actual net asset value.  There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  Some of the underlying funds, including the ETFs in which the Fund may invest, may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Certain ETFs investing in physical commodities may not be investment companies and, as such, investors in those ETFs are not afforded the protections of the Investment Company Act of 1940, as amended.  Additionally, income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company (“RIC”) tax qualification tests under the Internal Revenue Code which may make it difficult for the Fund to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.  The performance of certain ETFs investing in interests in physical commodities is tied closely to and affected by developments in a specific sector, such as agriculture, and as such they are affected by the possibility that government regulation of that sector will negatively affect underlying investments of the ETF.

Mortgage-Backed / Asset-Backed Securities Risks.Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. To the extent the Fund invests in mortgage-backed securities whose underlying mortgages include so called “sub-prime”, negative amortization, no-document or non-performing mortgages, the risk of default is generally greater.  Additionally, certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family, commercial or other properties.  The credit risk on such mortgage-backed securities is affected by homeowners or borrowers defaulting on their loans. The Fund may invest in mortgage-backed securities issued by federal agencies or government sponsored enterprises which may subject the Fund to Government Sponsored Enterprise Risk noted above.  The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors.

Master Limited Partnerships (“MLPs”) Risks.Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.Master limited partnerships typically are engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.  Because of their focus on the energy sector, the performance of the Fund’s investments in MLPs is tied closely to and affected by developments in the energy sector, such as the possibility that government regulation will negatively impact companies in this sector.  MLPs do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

Municipal Securities Risks.To the extent the Fund invests in municipal securities, the Fund will be impacted by events that affect municipal securities markets.  Such events could include unfavorable legislative or politicaldevelopments and adverse changes in the financial conditions of municipal securitiesissuers. Income from municipal securities held by the Fund could be declared taxablebecause of changes in tax laws or interpretations by taxing authorities, or noncompliantconduct of a municipal security issuer. In addition, a portion of the Fund’s otherwisetax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax (“AMT”).  To the extent the Fund invests in private activity bonds and municipal securities subject to taxation, the interest income on such investments may be subject to federal income taxes, the alternative minimum tax, or other state taxes.

New Fund and Management Risk.  The Fund is new and there is the risk that it may be unable to attract sufficient assets or to realize economies of scale.  Should the Fund be unable to attract sufficient assets or realize economies of scale, it may be liquidated at any time without shareholder approval and at a time that may not be favorable to shareholders as such a liquidation will trigger income tax consequences to shareholders. Additionally, the portfolio managers of the Fund do not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

Performance History

The Fund commenced operations in January of 2011 and, as a result, does not have a full calendar year of performance history. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time and how its returns compare with a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Pinnacle Capital Management Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001497362
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Pinnacle Capital Management Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pinnacle Capital Management Balanced Fund seeks long-term capital appreciation, current income, and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal period January 21, 2011 (the Fund’s inception date) to October 31, 2011, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following fees and expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities and cash equivalents.  Although this targeted 60%/40% ratio may vary at any given time, the Fund will always invest at least 25% of its assets in fixed-income and 25% of its assets in equity securities.  These target and minimum percentage levels are intended to manage portfolio volatility and help the Fund achieve its objective of preserving capital.

When deciding upon overall allocations between stocks and fixed income securities, Pinnacle Capital Management, LLC (the “Adviser”) may invest more heavily in fixed income securities if the Adviser believes that the economy is expected to slow sufficiently to hurt corporate profit growth.The objective of such a shift in asset allocation is to reduce exposure to equity markets when it is believed that valuations, and hence equity prices, may be negatively impacted by reduced economic growth. While such shifts may reduce potential gains, they are intended to help the Fund achieve its objective of preserving capital.  The Adviser also believes that preserving capital when equity prices are generally decreasing will aid in the achievement of the Fund’s objective to seek long-term capital appreciation.  Conversely, when the Adviser believes strong economic growth is expected, the Adviser may invest more heavily in stocks.While shifts into equities may help the Fund achieve its objective of long-term capital appreciation, any investment decision to increase the equity allocation above the 60% target rate will only be made when the Adviser believes that downside risk in the equity markets is sufficiently low so that the allocation shift will not interfere with the objective of preserving capital.

With respect to its equity investments, the Fund may invest in equity securities of U.S. and foreign companies of any size without regard to market capitalization.  The Fund’s equity securities investments may include common stocks, depository receipts, exchange-traded funds primarily invested in equity securities, mutual funds that primarily invest in equity securities, convertible preferred securities, preferred stocks and exchange listed master limited partnerships.  The Adviser’s equity security selection process is based upon a model that applies three core strategies to the universe of stocks in order to identify a smaller number of potential buy candidates. These strategies are intended to identify individual securities that will minimize individual downside risk – thereby preserving capital – and enhancing upside potential – thereby achieving long-term capital appreciation.  The Fund will typically hold 25-30 core positions in the equity portion of its portfolio. It is believed that such diversification, while potentially limiting upside opportunities, will reduce individual security risk and help the Fund achieve its objective of capital preservation. The Fund may not invest more than 20% of its assets in exchange listed master limited partnerships.  Such partnerships typically are engaged in the business of extraction or transportation of natural resources. The Fund may invest up to 5% of its assets in shares of ETFs whose portfolios primarily consist of interests in physical commodities such as gold, silver, and other precious metals or industrial metals or commodities that allow the Fund to gain exposure to sectors such as agriculture or energy.

In making the Fund’s fixed income securities investments, the Fund may invest in  corporate bonds, debentures and notes, U.S. Government securities, municipal securities, foreign sovereign issued securities, mortgage-backed (including interest only, principal only mortgages and pools the underlying assets of which include,sub-prime”, negative amortization, no-document or non-performing mortgages, single-family, manufactured housing or commercial properties) and asset-backed securities, commercial paper, loans (including first lien, second, lien, senior and mortgage) , convertible debt securities, convertible preferred securities, bank debt, exchange traded funds primarily invested in fixed income securities, and mutual funds primarily invested in fixed income securities.  While the majority of the Fund’s fixed income investments will be investment grade (i.e., BBB/Baa or better or of equivalent quality as determined by the Adviser), the Fund may invest up to 10% of its assets in below investment grade fixed income  securities (known as “high-yield securities” or “junk bonds”).  This limitation on investing in “high-yield securities” or “junk bonds” is intended to reduce individual security risk associated with such issues and help the Fund achieve its objective of capital preservation.  The Adviser’s fixed income security selection process is based upon, among other things, maturity, duration, yield, credit quality, current economic environment and trading environment.  The Adviser expects to maintain maturities that in total average between 7 and 13 years and durations that in total average between 3 and 8 years.  By limiting duration of the fixed income portion of the Fund, volatility associated with swings in interest rates will likely be reduced as compared to portfolios with longer durations.

With respect to foreign securities, the Fund may not invest more than 25% of its assets in such securities, including foreign sovereign debt and ADRs.  Of this 25%, the Fund may not invest more than 15% of its assets in the securities of emerging market issuers.  It is believed that investments in foreign securities may increase opportunities for capital appreciation.  While larger investments may in foreign and emerging market issuers may help the Fund achieve its objective of long–term appreciation, such a limitation may help limit risks associated with foreign investments and help the fund achieve its objective of capital appreciation.

With respect to the equity portion of the Fund’s portfolio, the Adviser may sell a security when it believes the securityno longer fits within the Fund’s portfolio, when the Adviser’s financial forecast for the security deteriorates, when the security’s market price rises substantially above the Adviser’s estimated fair intrinsic value, or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the stock.  With respect to the fixed portion of the Fund’s portfolio, the Adviser generally purchases fixed income securities with the intent of holding those securities to maturity.  Prior to maturity, however, the Adviser may sell a fixed income security if it believes the issuer of the fixed income security will no longer be able to pay interest and / or principal as scheduled or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the security.  With the exception of selling based upon the uncovering of a more attractive investment opportunity, all sell decisions are intended to reduce downside risk and preserve the Fund’s capital.  Selling to take advantage of a more attractive investment opportunity may be intended to achieve long-term capital appreciation and / or preserve the Fund’s capital.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General.Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Asset Allocation Risk.  The Fund’s percentage allocations to equity securities and debt securities could cause the Fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Risks of Investing in Common Stocks.Overall stock market risks may affect the value of the Fund. Factorssuch as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risks.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Securities Risks.Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds. The Adviser may, to a certain extent, rely on credit rating agencies’ assessments of the fixed income securities in which the Fund may invest, and to the extent the Adviser relies too heavily on those assessments without making an independent investigation of the quality of the particular securities, such security may be subject to more of the risks described in this paragraph - this risk arises as a result of conflicts of interest associated with credit rating agencies, which are paid by the issuers whose securities they rate.  Accordingly, a rating from a credit rating agency is not always an accurate predictor of risk and an investor could lose money in a security that is rated as investment grade by a credit rating agency.  Moreover, the risk associated with relying too heavily on credit rating agencies is heightened to the extent there is a lag between events that cause a downgrade of a particular security and the actual downgrading by the credit rating agency.

Sovereign Debt Securities Risks.Sovereign debt securities in which the Fund may invest may be rated below investment grade if they are subject to ratings.  These securities usually offer higher yields than higher-rated securities but also are subject to greater risk than higher-rated securities.

Government-Sponsored Enterprise Risk.The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac.  These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations and debt issued by these agencies are neither guaranteed nor insured by the U.S. government.

Investment Company Securities / EFT Risk.  The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs.  ETFs are also subject to the risks that they may trade above or below their actual net asset value.  There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  Some of the underlying funds, including the ETFs in which the Fund may invest, may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Certain ETFs investing in physical commodities may not be investment companies and, as such, investors in those ETFs are not afforded the protections of the Investment Company Act of 1940, as amended.  Additionally, income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company (“RIC”) tax qualification tests under the Internal Revenue Code which may make it difficult for the Fund to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.  The performance of certain ETFs investing in interests in physical commodities is tied closely to and affected by developments in a specific sector, such as agriculture, and as such they are affected by the possibility that government regulation of that sector will negatively affect underlying investments of the ETF.

Mortgage-Backed / Asset-Backed Securities Risks.Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. To the extent the Fund invests in mortgage-backed securities whose underlying mortgages include so called “sub-prime”, negative amortization, no-document or non-performing mortgages, the risk of default is generally greater.  Additionally, certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family, commercial or other properties.  The credit risk on such mortgage-backed securities is affected by homeowners or borrowers defaulting on their loans. The Fund may invest in mortgage-backed securities issued by federal agencies or government sponsored enterprises which may subject the Fund to Government Sponsored Enterprise Risk noted above.  The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors.

Master Limited Partnerships (“MLPs”) Risks.Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.Master limited partnerships typically are engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.  Because of their focus on the energy sector, the performance of the Fund’s investments in MLPs is tied closely to and affected by developments in the energy sector, such as the possibility that government regulation will negatively impact companies in this sector.  MLPs do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

Municipal Securities Risks.To the extent the Fund invests in municipal securities, the Fund will be impacted by events that affect municipal securities markets.  Such events could include unfavorable legislative or politicaldevelopments and adverse changes in the financial conditions of municipal securitiesissuers. Income from municipal securities held by the Fund could be declared taxablebecause of changes in tax laws or interpretations by taxing authorities, or noncompliantconduct of a municipal security issuer. In addition, a portion of the Fund’s otherwisetax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax (“AMT”).  To the extent the Fund invests in private activity bonds and municipal securities subject to taxation, the interest income on such investments may be subject to federal income taxes, the alternative minimum tax, or other state taxes.

New Fund and Management Risk.  The Fund is new and there is the risk that it may be unable to attract sufficient assets or to realize economies of scale.  Should the Fund be unable to attract sufficient assets or realize economies of scale, it may be liquidated at any time without shareholder approval and at a time that may not be favorable to shareholders as such a liquidation will trigger income tax consequences to shareholders. Additionally, the portfolio managers of the Fund do not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations in January of 2011 and, as a result, does not have a full calendar year of performance history. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time and how its returns compare with a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund
Pinnacle Capital Management Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
[1]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, and money market funds, that have their own expenses. Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.